T. ROWE PRICE Large-Cap Value Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.0%
COMMUNICATION SERVICES  3.1%
Entertainment  1.1%
Walt Disney  372,759 36,791
36,791
Media  2.0%
Comcast, Class A  836,831 30,879
News, Class A  1,364,007 37,128
68,007
Total Communication Services 104,798
CONSUMER DISCRETIONARY  1.8%
Hotels, Restaurants & Leisure  1.0%
Las Vegas Sands  837,818 32,365
32,365
Specialty Retail  0.8%
Home Depot  75,800 27,780
27,780
Total Consumer Discretionary 60,145
CONSUMER STAPLES  10.2%
Beverages  0.8%
Coca-Cola  381,190 27,301
27,301
Consumer Staples Distribution & Retail  1.1%
Walmart  410,502 36,038
36,038
Food Products  0.6%
Conagra Brands  790,387 21,080
21,080
Household Products  2.9%
Colgate-Palmolive  423,141 39,648
Kimberly-Clark  390,438 55,528
95,176
Personal Care Products  3.0%
Kenvue  4,240,276 101,682
101,682

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Tobacco  1.8%
Philip Morris International  381,605 60,572
60,572
Total Consumer Staples 341,849
ENERGY  9.3%
Energy Equipment & Services  0.9%
Schlumberger  696,500 29,114
29,114
Oil, Gas & Consumable Fuels  8.4%
ConocoPhillips  732,465 76,924
EOG Resources  169,000 21,673
EQT  835,434 44,637
Exxon Mobil  513,267 61,043
Suncor Energy  474,400 18,369
TotalEnergies, ADR (1) 524,829 33,951
Williams  389,197 23,258
279,855
Total Energy 308,969
FINANCIALS  23.1%
Banks  9.3%
Bank of America  1,900,521 79,309
Citigroup  727,000 51,610
Fifth Third Bancorp  517,104 20,271
Huntington Bancshares  2,330,796 34,985
U.S. Bancorp  730,583 30,845
Wells Fargo  1,284,501 92,214
309,234
Capital Markets  2.3%
Charles Schwab  993,000 77,732
77,732
Financial Services  4.0%
Equitable Holdings  1,049,519 54,669
Fiserv (2) 359,910 79,479
134,148
Insurance  7.5%
American International Group  393,781 34,235
Chubb  253,974 76,698
Hartford Insurance Group  663,859 82,139

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
MetLife  719,200 57,745
250,817
Total Financials 771,931
HEALTH CARE  16.5%
Health Care Equipment & Supplies  5.1%
Baxter International  1,156,300 39,580
Becton Dickinson & Company  285,087 65,302
Zimmer Biomet Holdings  576,252 65,220
170,102
Health Care Providers & Services  6.5%
Cigna Group  69,424 22,841
CVS Health  667,693 45,236
Elevance Health  193,836 84,311
UnitedHealth Group  122,402 64,108
216,496
Life Sciences Tools & Services  1.5%
Thermo Fisher Scientific  101,100 50,307
50,307
Pharmaceuticals  3.4%
AstraZeneca, ADR  304,200 22,359
Johnson & Johnson  256,013 42,457
Sanofi, ADR  529,500 29,366
Viatris  2,409,700 20,989
115,171
Total Health Care 552,076
INDUSTRIALS & BUSINESS SERVICES  16.3%
Aerospace & Defense  4.5%
Boeing (2) 114,398 19,511
General Electric  278,923 55,826
L3Harris Technologies  355,806 74,474
149,811
Air Freight & Logistics  1.5%
United Parcel Service, Class B  462,858 50,910
50,910
Electrical Equipment  1.0%
Rockwell Automation  131,600 34,003
34,003
Ground Transportation  2.9%
Norfolk Southern  275,183 65,177

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Union Pacific  128,327 30,316
95,493
Industrial Conglomerates  1.0%
Siemens (EUR)  143,142 33,058
33,058
Machinery  4.9%
AGCO  351,500 32,538
Cummins  132,076 41,398
Fortive  513,800 37,600
Stanley Black & Decker  680,974 52,353
163,889
Passenger Airlines  0.5%
Southwest Airlines  512,039 17,194
17,194
Total Industrials & Business Services 544,358
INFORMATION TECHNOLOGY  6.9%
Electronic Equipment, Instruments & Components  0.8%
TE Connectivity  192,700 27,232
27,232
IT Services  1.3%
Accenture, Class A  138,427 43,195
43,195
Semiconductors & Semiconductor Equipment  2.8%
Advanced Micro Devices (2) 148,800 15,288
Intel  434,100 9,858
QUALCOMM  259,241 39,822
Texas Instruments  165,253 29,696
94,664
Software  1.2%
Adobe (2) 33,100 12,695
Microsoft  70,526 26,475
39,170
Technology Hardware, Storage & Peripherals  0.8%
Samsung Electronics (KRW)  651,084 25,813
Sandisk (2) 25,570 1,217
27,030
Total Information Technology 231,291

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS  2.5%
Chemicals  1.2%
CF Industries Holdings  288,291 22,530
RPM International  154,910 17,920
40,450
Containers & Packaging  1.3%
International Paper  793,705 42,344
42,344
Total Materials 82,794
REAL ESTATE  4.3%
Industrial Real Estate Investment Trusts  1.0%
Rexford Industrial Realty, REIT  812,093 31,793
31,793
Residential Real Estate Investment Trusts  1.6%
AvalonBay Communities, REIT  245,133 52,611
52,611
Specialized Real Estate Investment Trusts  1.7%
Weyerhaeuser, REIT  1,985,355 58,131
58,131
Total Real Estate 142,535
UTILITIES  5.0%
Electric Utilities  1.6%
Southern  571,705 52,568
52,568
Multi-Utilities  3.4%
Ameren  651,081 65,368
Dominion Energy  284,168 15,933
Sempra  463,965 33,109
114,410
Total Utilities 166,978
Total Common Stocks (Cost $2,556,719) 3,307,724
SHORT-TERM INVESTMENTS  0.8%
Money Market Funds  0.8%
T. Rowe Price Government Reserve Fund, 4.39% (3)(4) 27,441,916 27,442
Total Short-Term Investments (Cost $27,442) 27,442

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 4.39% (3)(4) 32,109,017 32,109
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 32,109
Total Securities Lending Collateral (Cost $32,109) 32,109
Total Investments in Securities  100.8%
(Cost $2,616,270) $ 3,367,275
Other Assets Less Liabilities (0.8)% (27,032)
Net Assets 100.0% $ 3,340,243
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2025.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Large-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 206 ++
Totals $ — # $ — $ 206 +
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 46,890 ¤ ¤ $ 59,551
Total $ 59,551 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $206 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $59,551.

T. ROWE PRICE Large-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Large-Cap Value Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Large-Cap Value Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Large-Cap Value Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Large-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1233-054Q1 03/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,248,853 $ 58,871 $ — $ 3,307,724
Short-Term Investments 27,442 — — 27,442
Securities Lending Collateral 32,109 — — 32,109
Total $ 3,308,404 $ 58,871 $ — $ 3,367,275